FINANCIAL ASSETS AND LIABILITIES - Derivatives under hedge accounting (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Derivatives under hedge accounting
Fair value of assets	$ 1,164	$ 496
Fair value of liabilities	12,110	11,570
Derivatives designated as cash flow hedges | Interest rate exchange contracts
Derivatives under hedge accounting
Nominal value	93	158
Fair value of liabilities	1	3
Derivatives designated as cash flow hedges | Foreign exchange contracts
Derivatives under hedge accounting
Nominal value		73
Fair value of liabilities		4
Net investment hedge accounting | Cross currency interest rate exchange contracts
Derivatives under hedge accounting
Nominal value	600
Fair value of liabilities	59
Not Designated as Hedging | Foreign exchange contracts
Derivatives under hedge accounting
Nominal value	283	407
Fair value of assets	$ 5	2
Fair value of liabilities		29
Not Designated as Hedging | Cross currency interest rate exchange contracts
Derivatives under hedge accounting
Nominal value		$ 7